GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of changes in carrying amount of goodwill
Changes in the carrying amount of goodwill follow:

(Dollars in millions)	CASPI Segment	PCI Segment	Other Segments	Total

Reported balance at December 31, 2009	$309	$1	$5	$315
Additions	--	63	--	63
Adjustment for asset held for sale	--	--	(1)	(1)
Currency translation adjustments	(2)	--	--	(2)
Reported balance at December 31, 2010	$307	$64	$4	$375
Additions	1	33	1	35
Currency translation adjustments	--	(4)	--	(4)
Reported balance at December 31, 2011	$308	$93	$5	$406